Credit Risk - Disclosure of Reconciliation of Exposures, ECL and Net Carrying Amounts (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,929	£ 211,222
Assets classified at FVTPL	80	285
Total assets	267,076	282,083
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(785)	(916)
Financial assets	870	994
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,228	175,239
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	173	244
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,511	7,028
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,774	2,674
Everyday Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	286	300
Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	150	140
Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	136	160
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	342	380
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
On-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	254,813	269,530
Net carrying amount	254,028	268,614
Joint ventures	4,813	4,488
Other items	1,042	960
Adjusted net carrying amount	259,883	274,062
Assets classified at FVTPL	1,685	2,074
Non-financial assets	5,508	5,947
Total assets	267,076	282,083
On-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	785	916
On-balance sheet | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	173,739	182,267
Net carrying amount	173,317	181,766
On-balance sheet | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	422	501
On-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,228	175,239
Net carrying amount	167,055	174,998
On-balance sheet | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	173	241
On-balance sheet | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,774	2,674
Net carrying amount	2,639	2,544
On-balance sheet | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,737	4,354
Net carrying amount	3,623	4,224
On-balance sheet | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	135	130
On-balance sheet | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	114	130
On-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,759	5,228
Net carrying amount	4,690	5,158
On-balance sheet | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
On-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,029	17,939
Net carrying amount	17,735	17,594
On-balance sheet | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	294	345
On-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	58,286	64,096
Net carrying amount	58,286	64,096
On-balance sheet | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	35,671	31,439
Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	85	78
Off-balance sheet | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	25,008	22,090
Off-balance sheet | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	37	43
Off-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,813	8,329
Off-balance sheet | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	3
Off-balance sheet | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,868	10,442
Off-balance sheet | Everyday Banking | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,327	3,319
Off-balance sheet | Everyday Banking | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	15	10
Off-balance sheet | Everyday Banking | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	22	30
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	0	0
Off-balance sheet | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	8,278	9,338
Off-balance sheet | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	48	35
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,385	11
Off-balance sheet | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0